Related-Party Transactions	12 Months Ended
Dec. 31, 2025
Related-Party Transactions
Related-Party Transactions

26. Related-Party Transactions

Details of transactions between the Company and related parties are disclosed below.

(a) Compensation of the Board of Directors and senior management

In May 2024, the Company changed the governance structure from a two-tier to one-tier board with the previous members of the Supervisory Board appointed to the Board of Directors as Non-Executive Directors and the previous members of the Management Board appointed to the Board of Directors as Executive Directors. The Company’s Board is supported by its senior management. Mr. Daniel de Boer and Mr. Gerard Platenburg (from May 2024 onwards) are the executive directors of the Company. Following the change in the governance, for 2024, the Company discloses the remuneration of the Board and senior management combined. The comparative information for 2023 has been amended accordingly.

The remuneration of the Board of Directors and senior management in 2025 is set out in the table below:

	2025
	Short term	Post-employment	Termination	Share-based
	employee benefits	benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	45	—	—	48	93
Alison F. Lawton	48	—	—	48	96
James Shannon, M.D.	83	—	—	48	131
Bart Filius	49	—	—	48	97
Begoña Carreño, Ph.D.	43	—	—	44	87
Theresa Heggie	48	—	—	79	127
Martin Maier, Ph.D.	47	—	—	36	83
Total Non-Executive Directors	363	—	—	351	714

Executive Directors
Daniel de Boer *	906	27	—	1,280	2,213
René Beukema **	348	20	149	306	823
Gerard Platenburg *	533	41	—	309	883
Total Executive Directors	1,787	88	149	1,895	3,919

Senior Management ***	1,323	59	237	1,070	2,689
Total	3,473	147	386	3,316	7,322

* Short term employee benefits include bonuses for Mr. de Boer of € 315,000 and for Mr. Platenburg of € 148,000 based on goals realized in 2025.

** Mr. Beukema stepped down on September 30, 2025. The remuneration set forth for Mr. Beukema in the table above covers the period from January 1, 2025 to 30, September 2025.

*** Mr. Dekkers departed on August 31, 2025. Mr. Hom joined on May 1, 2025. Dr. Lopez Lopez joined on May 15, 2025. The remuneration set forth for senior management in the table above reflects these service periods.

The remuneration of the Board of Directors and senior management in 2024 is set out in the table below:

	2024
	Short term	Post employment	Termination	Share-based
	employee benefits	benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	56	—	—	51	107
Alison F. Lawton	48	—	—	51	99
James Shannon, M.D.	71	—	—	51	122
Bart Filius	49	—	—	51	100
Begoña Carreño, Ph.D.	42	—	—	35	77
Theresa Heggie	48	—	—	127	175
Martin Maier, Ph.D.*	26	—	—	—	26
Total Non-Executive Directors	340	—	—	366	706

Executive Directors
Daniel de Boer **	939	27	—	864	1,830
René Beukema **	659	27	—	294	980
Gerard Platenburg ***	321	24	—	143	488
Total Executive Directors	1,919	78	—	1,301	3,298

Senior Management	946	48	—	323	1,317
Total	3,205	126	—	1,990	5,321

* Dr. Maier was elected to the Board of Directors on May 22, 2024. The remuneration set forth for Dr. Maier in the table above covers the period from May 22, 2024 to December 31, 2024.

** Short term employee benefits include bonuses for Mr. de Boer of € 394,000 and for Mr. Beukema of € 231,000 based on goals realized in 2024.

*** Mr. Platenburg was elected to the Board of Directors on May 22, 2024. Mr. Platenburg served as Chief Scientific Officer in 2024, 2023 and 2022. Until May 22, 2024, his renumeration was included as part of the Senior Management. Short term employee benefits include bonuses for Mr. Platenburg of € 185,000 based on goals realized in 2024, of which € 67,000 was included as part of the Senior Management.

The remuneration of the Board of Directors and senior management in 2023 is set out in the table below:

	2023
	Short term	Post employment	Termination	Share-based
	employee benefits	benefits	benefits	payment	Total

	(€ in thousands)
Non-Executive Directors
Dinko Valerio, Ph.D.	74	—	—	76	150
Antoine Papiernik *	—	—	—	—	—
Alison F. Lawton	50	—	—	76	126
James Shannon, M.D.	56	—	—	76	132
Bart Filius	49	—	—	78	127
Begoña Carreño, Ph.D. **	50	—	—	34	84
Theresa Heggie ***	30	—	—	241	271
Total Non-Executive Directors	309	—	—	581	890

Executive Directors
Daniel de Boer ****	1,167	27	—	1,245	2,439
René Beukema ****	892	23	—	395	1,310
Total Executive Directors	2,059	50	—	1,640	3,749

Senior Management	1,145	52	—	562	1,759
Total	3,513	102	—	2,783	6,398

* Mr. Papiernik stepped down from the supervisory board on May 18, 2023. In 2023, Mr. Papiernik waived his compensation

** Dr. Carreño was elected to the supervisory board on May 18, 2023. The remuneration set forth for Dr. Carreño in the table above covers the period from May 18, 2023 to December 31, 2023.

*** Ms. Heggie was elected to the supervisory board on May 18, 2023. The remuneration set forth for Ms. Heggie in the table above covers the period from May 18, 2023 to December 31, 2023. Ms. Heggie’s share-based payments include the effects of options and RSUs that were granted to her before her reappointment to the supervisory board on May 18, 2023.

**** Short term employee benefits include bonuses for Mr. de Boer of € 643,000 and for Mr. Beukema of € 481,000 based on goals realized in 2023.

As at December 31, 2025:

●	Dr. Valerio holds 725,692 ordinary shares in the Company, as well as 238,581 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Dr Valerio was awarded 22,128 options to acquire ordinary shares at an exercise price of $ 2.65 In 2024, Dr. Valerio was awarded 23,489 options to acquire ordinary shares at an exercise price of $ 1.98 per option. In 2023, Dr. Valerio was awarded 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option.
●	Ms. Lawton holds 238,581 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Ms. Lawton was awarded 22,138 options to acquire ordinary shares at an exercise price of $ 2.65 per option. In 2024, Ms. Lawton was awarded 23,489 options to acquire ordinary shares at an exercise price of $ 1.98 per option. In 2023, Ms. Lawton was awarded 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option.
●	Dr. Shannon holds 61,538 ordinary shares in the Company and 247,661 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Dr. Shannon was awarded 22,128 options to acquire ordinary shares at an exercise price of $ 2.65 per option. In 2024, Dr. Shannon was awarded 23,489 options to acquire ordinary shares at an exercise price of $ 1.98 per option. In 2023, Dr. Shannon was awarded 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option.
●	Mr. Filius holds 152,765 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Mr. Filius was awarded 22,128 options to acquire ordinary shares at an exercise price of $ 2.65 per option. In 2024, Mr. Filius was awarded 23,489 options to acquire ordinary shares at an exercise price of $ 1.98 per option. In 2023, Mr. Filius was awarded 22,608 options to acquire ordinary shares at an exercise price of $ 3.41 per option.
●	Dr. Carreño holds 72,085 options. These options vest in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Dr. Carreño was awarded 22,128 options to acquire ordinary shares at an exercise price of $ 2.65 per option. In 2024, Dr. Carreño was awarded 23,489 options to acquire ordinary shares at an exercise price of $ 1.98 per option. In 2023, Dr. Carreño was awarded 22,903 options to acquire ordinary shares at an exercise price of $ 3.41 per option.
●	Ms. Heggie holds 43,623 ordinary shares in the Company and 380,373 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Ms. Heggie was awarded 22,128 options to acquire ordinary shares at an exercise price of $ 2.65 per option. In 2024, Ms. Heggie was awarded 23,489 options to acquire ordinary shares at an exercise price of $ 1.98 per option. In 2023, Ms. Heggie was awarded 14,418 options to acquire ordinary shares at an exercise price of $ 1.74 per option.
●	Dr. Maier holds 37,814 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Dr. Maier was awarded 36,314 options to acquire ordinary shares at an exercise price between $ 1.90 - $ 2.65 per option. In 2024, Dr. Maier was awarded 500 options to acquire ordinary shares at an exercise price of $ 1.98 per option.
●	Mr. de Boer holds 6,274,752 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Mr. de Boer was awarded 1,863,587 options to acquire ordinary shares at an exercise price between $ 2.16 - $ 2.65 per option. Of these options, 1,400,000 were subject to achievement of specified non-market performance conditions which were met before December 31, 2025. In 2024, Mr. de Boer was awarded 479,171 options at an exercise price of $ 1.98 per option. In 2023, Mr. de Boer was awarded 442,182 options at an exercise price of $ 3.41 per option.
●	Mr. Beukema holds 460,000 ordinary shares in the Company as well as 1,636,299 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Mr. Beukema was awarded 138,519 options to acquire ordinary shares at an exercise price of $ 2.65 per option. In 2024, Mr. Beukema was awarded 143,175 options to acquire ordinary shares at an exercise price of $ 1.98 per option. In 2023, Mr. Beukema was awarded 132,123 options to acquire ordinary shares at an exercise price of $ 3.41 per option.
●	Mr. Platenburg holds 824,388 ordinary shares in the Company as well as 1,143,502 options. These options either vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant, or in thirteen tranches where the first tranche vests at the first anniversary of the grant date, and the remaining options vest in twelve equal tranches of 6.25% each subsequent quarter until the fourth anniversary of the grant date. In 2025, Mr. Platenburg was awarded 159,358 options to acquire ordinary shares at an exercise price of $ 2.65 per option. In 2024, Mr. Platenburg was awarded 164,715 options to acquire ordinary shares at an exercise price of $ 1.98 per option.

ProQR does not grant any loans, advance payments and guarantees to members of the Board of Directors.

(b) Transactions with Yarrow Biotechnology, Inc.

As described in Note 8, as of October 2023, the Company no longer has significant influence over Yarrow. Yarrow is therefore, no longer considered a related party as of that point onwards. The Company did not have any transactions with Yarrow in the year ended December 31, 2025 and 2024. Transactions with Yarrow for the year ended December 31, 2023 are described in Note 16.